Short-Term Investments (Tables)	12 Months Ended
Oct. 31, 2024
Short-term Investments [Abstract]
Schedule of Fair Value of Common Shares
	October 31, 2023	Additions	Disposals	Changes in fair value	October 31, 2024

Polyrizon Ltd. – shares and warrants (1)	$-	$350,400	$-	$(61,012)	$289,388
Xylo Technologies Ltd. – shares (2)	86,112	-	(78,500)	(7,612)	-
	$86,112	$350,400	$(78,500)	$(68,624)	$289,388
	October 31, 2022	Additions	Disposals	Changes in fair value	October 31, 2023

Xylo Technologies Ltd. – shares (2)	$193,750	$-	$-	$(107,638)	$86,112
(1)	On October 30, 2024, the Company subscribed for 80,000 shares and 240,000 warrants (“Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $4.38 per share. The Polyrizon Warrants expire on October 29, 2029. The fair value of the Polyrizon Warrants as of October 31, 2024, was $178,988 based on the Block-Scholes option pricing model, using the following assumptions: risk-free rate of 4.28%, expected life of 5 years and volatility of 92%. See note 19a.
(2)	Pursuant to the Share Exchange Agreement with Xylo Technologies Ltd. (formerly known as Medigus Ltd.) (“Xylo”), on February 14, 2022, the Company received 27,778 ordinary shares of Xylo. The investment cost of the share was $501,938.